Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000102168
Shareholder Report [Line Items]
Fund Name	Global X MLP ETF
Class Name	Global X MLP ETF
Trading Symbol	MLPA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X MLP ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpa. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/mlpa
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,757,044,546
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 3,976,119
InvestmentCompanyPortfolioTurnover	15.25%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Utilities	3.6%
Energy	102.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Energy Transfer	14.7%
Enterprise Products Partners	13.5%
MPLX	12.2%
Western Midstream Partners	11.0%
Plains All American Pipeline	9.5%
Hess Midstream, Cl A	8.8%
Sunoco	8.5%
Cheniere Energy Partners	7.2%
USA Compression Partners	5.6%
Global PartnersFootnote Reference**	4.8%
Footnote	Description
Footnote**	Affiliated Investment

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/mlpa
C000124409
Shareholder Report [Line Items]
Fund Name	Global X MLP & Energy Infrastructure ETF
Class Name	Global X MLP & Energy Infrastructure ETF
Trading Symbol	MLPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X MLP & Energy Infrastructure ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpx. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/mlpx
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP & Energy Infrastructure ETF	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 2,599,788,437
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 5,863,430
InvestmentCompanyPortfolioTurnover	8.93%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.8%
Short-Term Investment	0.7%
U.S. Treasury Obligation	1.9%
Canada	22.8%
United States	77.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Enbridge	9.4%
Williams	9.3%
Kinder Morgan	9.1%
ONEOK	7.6%
Cheniere Energy	7.1%
TC Energy	6.6%
DT Midstream	4.6%
Pembina Pipeline	4.5%
MPLX	4.5%
Energy Transfer	4.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/mlpx
C000156499
Shareholder Report [Line Items]
Fund Name	Global X Alternative Income ETF
Class Name	Global X Alternative Income ETF
Trading Symbol	ALTY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Alternative Income ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/alty/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/alty/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Alternative Income ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 33,497,325
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 82,129
InvestmentCompanyPortfolioTurnover	0.65%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.3%
Repurchase Agreement	1.4%
Utilities	6.9%
Energy	15.6%
Exchange-Traded Funds	77.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global X Emerging Markets Bond ETFFootnote Reference**	20.4%
Global X SuperDividend® REIT ETFFootnote Reference**	19.3%
Global X Nasdaq 100® Covered Call ETFFootnote Reference**	19.0%
Global X U.S. Preferred ETFFootnote Reference**	18.7%
Williams	1.7%
Kinder Morgan	1.7%
Antero Midstream	1.7%
MPLX	1.5%
Spire	1.5%
OGE Energy	1.4%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/alty/
C000170551
Shareholder Report [Line Items]
Fund Name	Global X Conscious Companies ETF
Class Name	Global X Conscious Companies ETF
Trading Symbol	KRMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Conscious Companies ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/krma/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/krma/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Conscious Companies ETF	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
AssetsNet	$ 618,427,168
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,320,327
InvestmentCompanyPortfolioTurnover	7.38%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Utilities	0.9%
Real Estate	1.5%
Materials	1.9%
Energy	2.4%
Consumer Staples	4.9%
Industrials	7.3%
Communication Services	7.4%
Consumer Discretionary	10.5%
Health Care	13.2%
Financials	13.4%
Information Technology	36.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	5.7%
NVIDIA	5.4%
Apple	5.2%
Amazon.com	2.8%
Alphabet, Cl A	2.7%
Meta Platforms, Cl A	1.7%
Capital One Financial	1.0%
Broadcom	1.0%
Tesla	0.7%
Micron Technology	0.6%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/krma/
C000191734
Shareholder Report [Line Items]
Fund Name	Global X U.S. Preferred ETF
Class Name	Global X U.S. Preferred ETF
Trading Symbol	PFFD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X U.S. Preferred ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/pffd/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/pffd/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Preferred ETF	$11	0.23%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%
AssetsNet	$ 2,286,497,362
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 2,668,461
InvestmentCompanyPortfolioTurnover	33.12%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.0%
Repurchase Agreement	0.0%
Health Care	0.6%
Materials	1.3%
Information Technology	1.5%
Consumer Discretionary	1.8%
Real Estate	4.5%
Industrials	5.0%
Communication Services	6.5%
Utilities	13.4%
Financials	64.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Boeing	4.6%
Citigroup Capital XIII	2.5%
Wells Fargo	2.3%
Apollo Global Management	1.9%
NextEra Energy	1.8%
Ares Management	1.5%
Hewlett Packard Enterprise	1.5%
PG&E	1.3%
Bank of America	1.3%
Albemarle	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/pffd/
C000201047
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Quality Dividend ETF
Trading Symbol	QDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500® Quality Dividend ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qdiv/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qdiv/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Quality Dividend ETF	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 28,450,869
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 30,289
InvestmentCompanyPortfolioTurnover	33.81%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.8%
Consumer Discretionary	2.9%
Communication Services	3.1%
Information Technology	4.9%
Financials	7.4%
Materials	7.4%
Health Care	9.1%
Energy	12.0%
Consumer Staples	25.1%
Industrials	26.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
CME Group, Cl A	2.3%
RTX	2.2%
Huntington Ingalls Industries	2.2%
3M	2.1%
Paychex	2.1%
Marathon Petroleum	2.1%
Automatic Data Processing	2.0%
AbbVie	2.0%
Johnson & Johnson	2.0%
General Dynamics	2.0%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qdiv/
C000203262
Shareholder Report [Line Items]
Fund Name	Global X Adaptive U.S. Factor ETF
Class Name	Global X Adaptive U.S. Factor ETF
Trading Symbol	AUSF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Adaptive U.S. Factor ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ausf/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ausf/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Adaptive U.S. Factor ETF	$13	0.27%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%
AssetsNet	$ 544,926,602
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 577,255
InvestmentCompanyPortfolioTurnover	43.76%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.0%
Repurchase Agreement	0.0%
Real Estate	0.6%
Utilities	3.0%
Materials	4.6%
Energy	4.7%
Consumer Discretionary	5.7%
Information Technology	10.4%
Communication Services	10.6%
Consumer Staples	11.0%
Health Care	11.2%
Industrials	11.6%
Financials	26.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T	1.9%
Verizon Communications	1.9%
RTX	1.6%
Intercontinental Exchange	1.6%
CME Group, Cl A	1.6%
Automatic Data Processing	1.5%
Republic Services, Cl A	1.5%
Boston Scientific	1.5%
Waste Management	1.5%
Cisco Systems	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ausf/
C000219547
Shareholder Report [Line Items]
Fund Name	Global X Variable Rate Preferred ETF
Class Name	Global X Variable Rate Preferred ETF
Trading Symbol	PFFV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Variable Rate Preferred ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/pffv/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/pffv/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Variable Rate Preferred ETF	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 304,323,385
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 357,304
InvestmentCompanyPortfolioTurnover	32.02%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	1.5%
Utilities	4.1%
Consumer Staples	4.5%
Financials	89.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Morgan Stanley	4.5%
Apollo Global Management	3.2%
MetLife	3.0%
Jackson Financial	3.0%
Reinsurance Group of America	2.9%
Goldman Sachs Group	2.8%
US Bancorp	2.8%
Allstate	2.7%
Banc of California	2.7%
Bank of America	2.6%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/pffv/
C000224228
Shareholder Report [Line Items]
Fund Name	Global X Adaptive U.S. Risk Management ETF
Class Name	Global X Adaptive U.S. Risk Management ETF
Trading Symbol	ONOF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Adaptive U.S. Risk Management ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/onof. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/onof
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Adaptive U.S. Risk Management ETF	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 123,276,972
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 248,264
InvestmentCompanyPortfolioTurnover	370.05%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	2.0%
Materials	2.0%
Utilities	2.4%
Energy	3.1%
Consumer Staples	5.7%
Industrials	8.8%
Health Care	9.7%
Communication Services	9.9%
Consumer Discretionary	10.8%
Financials	13.9%
Information Technology	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	6.6%
NVIDIA	6.3%
Apple	5.8%
Amazon.com	3.8%
Meta Platforms, Cl A	2.8%
Broadcom	2.2%
Alphabet, Cl A	2.0%
Tesla	1.9%
Alphabet, Cl C	1.7%
JPMorgan Chase	1.4%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/onof
C000243154
Shareholder Report [Line Items]
Fund Name	Global X 1-3 Month T-Bill ETF
Class Name	Global X 1-3 Month T-Bill ETF
Trading Symbol	CLIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X 1-3 Month T-Bill ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/clip. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/clip
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X 1-3 Month T-Bill ETF	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 1,491,070,677
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 424,251
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.0%
U.S. Treasury Obligations	104.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills	8.8%
U.S. Treasury Bills	8.0%
U.S. Treasury Bills	7.7%
U.S. Treasury Bills	6.7%
U.S. Treasury Bills	5.3%
U.S. Treasury Bills	5.3%
U.S. Treasury Bills	5.1%
U.S. Treasury Bills	5.0%
U.S. Treasury Bills	4.7%
U.S. Treasury Bills	4.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/clip
C000243084
Shareholder Report [Line Items]
Fund Name	Global X U.S. Cash Flow Kings 100 ETF
Class Name	Global X U.S. Cash Flow Kings 100 ETF
Trading Symbol	FLOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X U.S. Cash Flow Kings 100 ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/flow. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/flow
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Cash Flow Kings 100 ETF	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 11,031,204
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 9,416
InvestmentCompanyPortfolioTurnover	53.38%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.6%
Utilities	2.6%
Materials	5.0%
Communication Services	6.0%
Consumer Staples	9.0%
Health Care	11.0%
Industrials	12.4%
Information Technology	15.1%
Energy	15.5%
Consumer Discretionary	21.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NRG Energy	2.6%
Marathon Petroleum	2.2%
United Airlines Holdings	2.2%
Altria Group	2.2%
Gen Digital	2.1%
Valero Energy	2.0%
Expedia Group	2.0%
CF Industries Holdings	1.9%
Warner Bros Discovery	1.9%
QUALCOMM	1.9%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/flow
C000252057
Shareholder Report [Line Items]
Fund Name	Global X Short-Term Treasury Ladder ETF
Class Name	Global X Short-Term Treasury Ladder ETF
Trading Symbol	SLDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Short-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https:www.globalxetfs.com/funds/sldr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https:www.globalxetfs.com/funds/sldr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Short-Term Treasury Ladder ETF	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 12,039,268
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 5,297
InvestmentCompanyPortfolioTurnover	16.45%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 2.75%, 7/31/2027	3.6%
U.S. Treasury Notes, 4.50%, 5/15/2027	3.6%
U.S. Treasury Notes, 4.25%, 1/15/2028	3.6%
U.S. Treasury Notes, 3.75%, 8/15/2027	3.6%
U.S. Treasury Notes, 4.13%, 11/15/2027	3.5%
U.S. Treasury Notes, 4.50%, 4/15/2027	3.4%
U.S. Treasury Notes, 0.50%, 10/31/2027	2.7%
U.S. Treasury Notes, 0.38%, 9/30/2027	2.3%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.1%
U.S. Treasury Notes, 2.75%, 2/15/2028	2.0%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https:www.globalxetfs.com/funds/sldr/
C000252058
Shareholder Report [Line Items]
Fund Name	Global X Intermediate-Term Treasury Ladder ETF
Class Name	Global X Intermediate-Term Treasury Ladder ETF
Trading Symbol	MLDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Intermediate-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/mldr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/mldr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Intermediate-Term Treasury Ladder ETF	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 2,446,761
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,451
InvestmentCompanyPortfolioTurnover	17.40%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	98.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 3.50%, 2/15/2033	5.8%
U.S. Treasury Notes, 4.38%, 11/30/2030	5.2%
U.S. Treasury Notes, 4.00%, 2/15/2034	5.2%
U.S. Treasury Notes, 3.88%, 9/30/2029	5.1%
U.S. Treasury Notes, 3.75%, 6/30/2030	5.1%
U.S. Treasury Notes, 2.38%, 3/31/2029	4.8%
U.S. Treasury Notes, 3.88%, 8/15/2034	4.7%
U.S. Treasury Notes, 4.25%, 11/15/2034	4.7%
U.S. Treasury Notes, 4.50%, 11/15/2033	4.1%
U.S. Treasury Notes, 4.25%, 2/28/2031	4.1%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/mldr/
C000252059
Shareholder Report [Line Items]
Fund Name	Global X Long-Term Treasury Ladder ETF
Class Name	Global X Long-Term Treasury Ladder ETF
Trading Symbol	LLDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Long-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/lldr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/lldr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Long-Term Treasury Ladder ETF	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 20,595,196
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 12,384
InvestmentCompanyPortfolioTurnover	7.60%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	98.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bonds, 4.50%, 2/15/2036	4.2%
U.S. Treasury Bonds, 4.50%, 5/15/2038	3.0%
U.S. Treasury Bonds, 4.38%, 2/15/2038	2.7%
U.S. Treasury Bonds, 5.00%, 5/15/2037	2.6%
U.S. Treasury Bonds, 3.50%, 2/15/2039	2.3%
U.S. Treasury Bonds, 2.50%, 2/15/2046	2.0%
U.S. Treasury Bonds, 2.88%, 5/15/2049	1.7%
U.S. Treasury Bonds, 4.50%, 8/15/2039	1.7%
U.S. Treasury Bonds, 4.25%, 8/15/2054	1.6%
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.6%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/lldr/